Prepayments and other current assets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other current assets
Prepaid Insurance	$ 1,396,168	$ 1,894,385	$ 838,612
Other Prepaid Expenses	634,462	650,147	721,501
Total	$ 2,030,630	$ 2,544,532	$ 1,560,113